Note 06 - Commission and Fee Income and Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commission and fee income and expense:
Commission and fee income	€ 11,657	€ 12,512	€ 13,730
Commission and fee expense	2,452	2,675	2,796
Net commissions and fee income	€ 9,206	€ 9,838	€ 10,934